Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets, Net (Details)		Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Deposits		$ 62,381	$ 489,191	$ 471,078
Prepayments to suppliers		922,076	7,230,923	1,371,095
Prepaid expenses	[1]	1,498,874	11,754,167	17,279,167
Input VAT		368,486	2,889,667	4,100,393
Others		15,876	124,499	99,930
Total		2,867,693	22,488,447	23,321,663
Less: non-current portion		(276,290)	(2,166,667)	(9,804,167)
Current portion		$ 2,591,403	$ 20,321,780	$ 13,517,496

[1]	The prepaid expenses mainly represented the amount prepaid to service providers for advertising, marketing and consultancy services of the Company for a period ranging from one to three years. The amounts paid were non-refundable and non-cancellable and will be charged to the unaudited interim condensed consolidated statements of operations and comprehensive income (loss) over the service period in which the services are expected to be evenly received during the service periods.